Stock-Based Compensation (Details 1) (Employee Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding	557,413	439,611
Number of Options, Granted	59,332	144,333
Number of options, Exercised	0	0
Number of Options, Forfeited or Cancelled	(73,750)	(26,531)
Number of Options, Outstanding	542,995	557,413	439,611
Number of Options, Exercisable	275,296	320,373
Weighted Average Exercise Price, Outstanding	$ 4.98	$ 6.15
Weighted Average Exercise Price, Granted	$ 3.92	$ 3.04
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Weighted Average Exercise Price, Forfeited or Canceled	$ 3.01	$ 13.16
Weighted Average Exercise Price, Outstanding	$ 5.14	$ 4.98	$ 6.15
Weighted Average Exercise Price, Exercisable	$ 6.81	$ 6.18
Weighted Average Remaining Contractual Life (In Years), Outstanding	3 years 10 months 24 days	4 years	4 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable (in years)	3 years 10 months 24 days	4 years
Aggregate Intrinsic Value, Options Outstanding at Beginning Period	$ 5,250	$ 0
Aggregate Intrinsic Value, Options Outstanding at Ending Period	869,661	5,250	0
Aggregate Intrinsic Value, Options Exercisable at the end of the period	$ 404,577	$ 0